UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue Nashville, Tennessee	37211
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE 19801

(Name and address of agent for service)

With a copy to:
Matthew A. Swendiman, Attorney
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Registrant's telephone number, including area code: 888.263.5593

Date of fiscal year end: 08/31/2015

Date of reporting period: 02/28/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi Annual report to Shareholders for the period ended February 28, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Monteagle Funds

Semi-Annual Report

February 28, 2015

MONTEAGLE FUNDS

TABLE OF CONTENTS

Supplementary Portfolio Information	3
Financial Statements of the Monteagle Funds
Schedule of Investments:
Fixed Income Fund	9
Informed Investor Growth Fund	13
Quality Growth Fund	15
Select Value Fund	19
Value Fund	22
The Texas Fund	25
Statements of Assets and Liabilities	31
Statements of Operations	33
Statements of Changes in Net Assets	35
Financial Highlights	41
Notes to Financial Statements	48
Other Information	67
About Your Funds’ Expenses	68
Compensation of Trustees and Officers	71
Board Approval of Investment Management and Sub-Advisory Agreements	72

MONTEAGLE FIXED INCOME FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
FNMA Pool AB3690, 4.00%, due 10/01/2041	4.24%
U.S. Treasury Note, 2.00%, due 11/15/2021	4.19%
U.S. Treasury Note, 1.75%, due 05/15/2022	4.11%
U.S. Treasury Note, 1.625%, due 08/15/2022	4.07%
FHLMC, 4.875%, due 06/13/2018	2.31%
U.S. Treasury Note, 3.125%, due 05/15/2021	2.24%
FHLMC Pool G08618, 4.00%, due 12/01/2044	2.20%
FNMA Pool AU3763, 3.50%, due 08/01/2043	2.17%
U.S. Treasury Note, 2.125%, due 08/15/2021	2.11%
U.S. Treasury Note, 2.25%, due 11/15/2024	2.11%

Sector Allocation	(% of Net Assets)
Corporate Bonds	50.87%
U.S. Government and Agency Obligations	28.99%
Mortgage-Backed Securities	13.00%
Money Market Funds	6.60%
Other Assets in Excess of Liabilities	0.54%
100.00%

MONTEAGLE INFORMED INVESTOR GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Skyworks Solutions, Inc.	7.42%
Centene Corp.	6.00%
Palo Alto Networks, Inc.	5.67%
Mallinckrodt PLC	4.94%
Allergan, Inc.	4.73%
Actavis PLC	4.50%
AmerisourceBergen Corp.	4.43%
Electronic Arts, Inc.	4.37%
Biogen Idec, Inc.	4.00%
Celgene Corp.	3.95%

Top Ten Portfolio Industries	(% of Net Assets)
Pharmaceuticals	22.89%
Biotechnology	16.14%
Semiconductors	12.26%
Healthcare - Services	10.43%
Telecommunications	5.67%
Software	4.37%
Retail	3.64%
Internet	1.99%
Beverages	1.95%
Airlines	1.86%
81.20%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	53.26%
Technology	17.78%
Communications	7.66%
Consumer, Cyclical	5.50%
Money Market Funds	2.08%
Industrial	1.79%
Energy	1.27%
Financial	0.91%
Other Assets in Excess of Liabilities	9.75%
100.00%

MONTEAGLE QUALITY GROWTH FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Apple, Inc.	6.77%
Walt Disney Co.	4.06%
BlackRock, Inc.	2.99%
Home Depot, Inc.	2.84%
Coca-Cola Co.	2.78%
Goldman Sachs Group, Inc.	2.65%
Express Scripts Holding Co.	2.61%
QUALCOMM, Inc.	2.49%
CVS Health Corp.	2.48%
Visa, Inc.	2.32%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	12.04%
Computers	7.97%
Internet	6.16%
Diversified Financial Services	5.92%
Media	5.80%
Pharmaceuticals	5.45%
Biotechnology	4.29%
Food	3.94%
Banks	3.84%
Telecommunications	3.39%
58.80%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Non-cyclical	21.76%
Consumer, Cyclical	19.64%
Communications	15.35%
Technology	11.37%
Financial	11.21%
Industrial	10.77%
Energy	4.27%
Money Market Funds	2.98%
Basic Materials	2.44%
Other Assets in Excess of Liabilities	0.21%
100.00%

MONTEAGLE SELECT VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Humana, Inc.	5.84%
CVS Health Corp.	4.06%
Darden Restaurants, Inc.	3.75%
Apple, Inc.	3.69%
Priceline Group, Inc.	3.47%
Jacobs Engineering Group, Inc.	3.34%
Discovery Communications, Inc.	3.15%
Allstate Corp.	3.15%
Tesoro Corp.	3.11%
Google, Inc. - Class A	3.08%

Top Ten Portfolio Industries	(% of Net Assets)
Retail	15.03%
Oil & Gas	8.86%
Computers	6.56%
Internet	6.55%
Insurance	6.08%
Healthcare - Services	5.84%
Banks	5.22%
Engineering & Construction	3.34%
Media	3.15%
Iron & Steel	3.05%
63.68%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Consumer, Cyclical	18.01%
Financial	15.98%
Money Market Funds	13.15%
Energy	11.70%
Communications	10.67%
Industrial	8.81%
Consumer, Non-cyclical	8.59%
Technology	7.95%
Basic Materials	5.20%
Utilities	2.15%
Liabilities in Excess of Other Assets	(2.21)%
100.00%

MONTEAGLE VALUE FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
EI du Pont de Nemours & Co.	4.25%
AT&T, Inc.	3.51%
Cooper Tire & Rubber Co.	3.29%
Verizon Communications, Inc.	3.02%
Mosaic Co.	2.92%
Cirrus Logic, Inc.	2.91%
Intel Corp.	2.87%
Coach, Inc.	2.77%
Boston Scientific Corp.	2.75%
Merck & Co., Inc.	2.72%

Top Ten Portfolio Industries	(% of Net Assets)
Chemicals	11.20%
Telecommunications	9.75%
Oil & Gas	8.64%
Semiconductors	8.22%
Healthcare - Products	5.43%
Mining	5.35%
Iron & Steel	5.20%
Retail	4.40%
Pharmaceuticals	4.03%
Transportation	3.64%
65.86%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Basic Materials	21.75%
Industrial	15.51%
Consumer, Cyclical	15.37%
Consumer, Non-cyclical	11.76%
Communications	9.75%
Energy	9.74%
Technology	8.22%
Money Market Funds	7.03%
Financial	2.33%
Utilities	1.34%
Liabilities in Excess of Other Assets	(2.80)%
100.00%

THE TEXAS FUND SUPPLEMENTARY PORTFOLIO INFORMATION — February 28, 2015 (Unaudited)

FUND PROFILE:

Top Ten Long-Term Portfolio Holdings	(% of Net Assets)
Southwest Airlines Co.	1.62%
Whole Foods Market, Inc.	1.53%
Celanese Corp.	1.51%
Commercial Metals Co.	1.39%
Santander Consumer USA Holdings, Inc.	1.23%
International Bancshares Corp.	1.17%
First Financial Bankshares, Inc.	1.16%
Comerica, Inc.	1.15%
Main Street Capital Corp.	1.14%
HCC Insurance Holdings, Inc.	1.14%

Top Ten Portfolio Industries	(% of Net Assets)
Oil & Gas	11.55%
Retail	9.45%
Oil & Gas Services	8.01%
Banks	7.60%
Insurance	4.50%
Software	4.39%
Semiconductors	4.14%
Food	4.00%
Commercial Services	3.95%
Airlines	2.53%
60.12%

Economic Sectors with Cash and Other Assets	(% of Net Assets)
Energy	21.90%
Consumer, Cyclical	15.39%
Financial	15.28%
Consumer, Non-cyclical	12.23%
Industrial	10.55%
Technology	9.59%
Money Market Funds	5.42%
Communications	4.34%
Basic Materials	3.78%
Utilities	2.15%
Call Options	0.72%
Put Options	0.00%
Liabilities in Excess of Other Assets	(1.35)%
100.00%

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Par Value	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 28.99%	Fair Value
	U.S. Treasury Notes - 19.92%
$2,000,000	1.625%, due 08/15/2022	$1,969,844
2,000,000	1.75%, due 05/15/2022	1,989,844
2,000,000	2.00%, due 11/15/2021	2,026,562
1,000,000	2.125%, due 08/15/2021	1,021,797
1,000,000	2.25, due 11/15/2024	1,021,172
1,000,000	3.125%, due 05/15/2021	1,082,031
500,000	2.625%, due 08/15/2020	526,875
		9,638,125
	Federal Farm Credit Bank - 2.08%
1,000,000	2.64%, due 08/12/2021	1,005,431

	Federal Home Loan Mortgage Corporation - 4.90%
500,000	1.75%, due 05/30/2019	505,300
500,000	3.75%, due 03/27/2019	546,593
1,000,000	4.875%, due 06/13/2018	1,118,354
175,000	5.00%, due 12/14/2018	196,925
		2,367,172
	Federal National Mortgage Association - 2.09%
500,000	1.875%, due 09/18/2018	510,663
500,000	5.00%, due 03/02/2015	500,000
		1,010,663

	Total U.S. Government and Agency Obligations (Cost $13,941,593)	14,021,391

Par Value	CORPORATE BONDS (b) - 50.87%	Fair Value
	Aerospace & Defense - 1.15%
$500,000	United Technologies Corp., 5.375%, due 12/15/2017	$556,342

	Agriculture - 1.03%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	497,072

	Banks - 11.89%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	557,704
500,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	547,745
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	560,321
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	499,008
500,000	Morgan Stanley, 3.45%, due 11/02/2015	508,869
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	492,731
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	552,599
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	511,316
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	500,512

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 50.87% (Continued)	Fair Value
	Banks - 11.89% (Continued)
$500,000	Wells Fargo & Co., 3.45%, 02/13/2023	$510,577
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	508,957
		5,750,339
	Biotechnology - 0.57%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	275,739

	Computers - 1.24%
600,000	International Business Machines Corp., 1.25%, 02/08/2018	599,351

	Diversified Financial Services - 2.65%
250,000	CME Group, Inc., 3.00%, due 09/15/2022	258,414
500,000	General Electric Capital Corp., 3.15%, due 09/07/2022	521,541
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	504,102
		1,284,057
	Electric - 2.92%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	557,276
770,000	Georgia Power Co., 4.25%, due 12/01/2019	852,962
		1,410,238
	Electrical Components & Equipment - 0.55%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	268,292

	Engineering & Construction - 0.74%
350,000	Fluor Corp., 3.50% due 12/15/2024	359,247

	Healthcare - Products - 2.12%
750,000	Becton Dickinson and Co., 3.125%, due 11/08/2021	768,200
250,000	Medtronic, Inc., 3.125%, 03/15/2022	258,560
		1,026,760
	Insurance - 2.83%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	518,480
750,000	Chubb Corp., 5.75%, due 05/15/2018	849,687
		1,368,167
	Machinery - Diversified - 1.71%
750,000	Deere & Co., 4.375%, due 10/16/2019	828,000

	Metal Fabricate & Hardware - 1.02%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	493,064

	Miscellaneous Manufacturing - 2.17%
250,000	3M Co., 1.00%, due 06/26/2017	250,893
250,000	3M Co., 2.00%, due 06/26/2022	245,860
500,000	General Electric Co., 5.25%, due 12/06/2017	555,026
		1,051,779

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Par Value	CORPORATE BONDS (b) - 50.87% (Continued)	Fair Value
	Office & Business Equipment - 0.56%
$250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	$271,539

	Oil & Gas - 2.61%
500,000	BP Capital Markets PLC, 2.50%, due 11/06/2022	487,780
250,000	BP Capital Markets PLC, 4.75%, due 03/10/2019	275,546
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,677
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	248,698
		1,262,701
	Oil & Gas Services - 1.57%
750,000	Halliburton Co., 2.00%, due 08/01/2018	756,572

	Pharmaceuticals - 4.08%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	788,128
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	504,897
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	565,572
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	112,779
		1,971,376
	Real Estate Investment Trust - 1.57%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	760,187

	Retail - 1.03%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	250,693
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	249,716
		500,409
	Semiconductors - 2.32%
750,000	Broadcom Corp., 2.70%, 11/01/2018	770,293
350,000	Intel Corp., 1.35%, 12/15/2017	352,259
		1,122,552
	Software - 1.04%
500,000	Oracle Corp., 2.50%, due 10/15/2022	500,452

	Telecommunications - 3.50%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	848,963
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	845,585
		1,694,548

	Total Corporate Bonds (Cost $23,959,382)	24,608,783

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Par Value	MORTGAGE-BACKED SECURITIES (b) - 13.00%	Fair Value
	Federal Home Loan Mortgage Corporation - 3.91%
$994,649	Pool G08618, 4.00%, due 12/01/2044	$1,065,258
516,240	Pool J19285, 2.50%, due 06/01/2027	530,595
64,456	Series 15L, 7.00%, due 07/25/2023	73,546
209,169	Series 2841 BY, 5.00%, due 08/15/2019	220,901
		1,890,300
	Federal National Mortgage Association - 8.14%
76,424	Pool 545759, 6.50%, due 07/01/2032	89,308
15,020	Pool 725421, 7.00%, due 09/01/2017	15,544
41,849	Pool 754289, 6.00%, due 11/01/2033	47,879
78,562	Pool 882684, 6.00%, due 06/01/2036	90,535
1,910,563	Pool AB3690, 4.00%, due 10/01/2041	2,049,091
472,660	Pool AL1869, 3.00%, due 06/01/2027	496,624
997,790	Pool AU3763, 3.50%, due 08/01/2043	1,049,365
88,732	Series 2007-40-PT, 5.50%, due 05/25/2037	98,734
		3,937,080
	Government National Mortgage Association - 0.95%
77,390	Pool 476998, 6.50%, due 07/15/2029	88,623
45,306	Pool 648337, 5.00%, due 10/15/2020	48,615
32,206	Pool 676516, 6.00%, due 02/15/2038	36,696
92,547	Series 2012-52-PM, 3.50%, due 12/20/2039	97,638
188,411	Series 2012-91-HQ, 2.00%, due 09/20/2041	189,096
		460,668

	Total Mortgage-Backed Securities (Cost $6,199,036)	6,288,048

Shares	MONEY MARKET FUNDS - 6.60%	Fair Value
3,193,995	Fidelity Institutional Money Market Fund Class I, 0.12% (a) (Cost $3,193,995)	$3,193,995

	Total Investments at Fair Value - 99.46% (Cost $47,294,006)	$48,112,217

	Other Assets in Excess of Liabilities, Net - 0.54%	261,477

	Net Assets - 100.00%	$48,373,694

(a)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

(b)	Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 88.17%	Fair Value
	Aerospace & Defense - 1.79%
1,100	Lockheed Martin Corp.	$220,055

	Airlines - 1.86%
3,600	Alaska Air Group, Inc.	229,140

	Beverages - 1.95%
1,700	Monster Beverage Corp.	239,904

	Biotechnology - 16.14%
6,500	Alkermes PLC	456,625
1,200	Biogen Idec, Inc.	491,508
4,000	Celgene Corp.	486,120
2,100	Illumina, Inc.	410,466
900	United Therapeutics Corp.	139,545
		1,984,264
	Computers - 1.15%
1,100	Apple, Inc.	141,306

	Food - 1.85%
3,200	Kroger Co.	227,680

	Healthcare Services - 10.43%
5,300	AmerisourceBergen Corp.	544,628
12,000	Centene Corp.	737,520
		1,282,848
	Internet - 1.99%
3,100	Facebook, Inc. (a)	244,807

	Oil & Gas - 1.27%
1,700	Tesoro Corp.	156,128

	Pharmaceuticals - 22.89%
1,900	Actavis PLC	553,584
4,600	Akorn, Inc.	247,526
2,500	Allergan, Inc.	581,850
5,200	Mallinckrodt PLC	606,944
500	McKesson Corp.	114,350
2,200	Pharmacyclics, Inc.	475,046
1,500	Salix Pharmaceuticals Ltd.	235,800
		2,815,100
	Real Estate Investment Trusts - 0.91%
1,700	Extra Space Storage, Inc.	111,826

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 88.17% (Continued)	Fair Value
	Retail - 3.64%
2,000	Domino’s Pizza, Inc.	$203,060
3,300	Lowe's Cos., Inc.	244,497
		447,557
	Semiconductors - 12.26%
2,400	Avago Technologies Ltd.	306,288
3,400	NXP Semiconductor NV	288,643
10,400	Skyworks Solutions, Inc.	912,600
		1,507,531
	Software - 4.37%
9,400	Electronic Arts, Inc. (a)	537,492

	Telecommunications - 5.67%
4,900	Palo Alto Networks, Inc. (a)	696,878

	Total Common Stocks (Cost $9,278,179)	10,841,816

Shares	MONEY MARKET FUND - 2.08%	Fair Value
255,970	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (Cost $255,970)	$255,970

	Total Investments at Fair Value - 90.25% (Cost $9,534,149)	$11,097,786

	Other Assets in Excess of Liabilities, Net - 9.75%	1,198,746

	Net Assets - 100.00%	$12,296,532

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 96.82%	Fair Value
	Apparel - 2.00%
1,381	Deckers Outdoor Corp. (a)	$102,525
4,384	NIKE, Inc. - Class B	425,774
		528,299
	Banks - 3.84%
1,630	East West Bancorp, Inc.	65,119
3,680	Goldman Sachs Group, Inc.	698,427
4,555	Wells Fargo & Co.	249,568
		1,013,114
	Beverages - 2.78%
16,910	Coca-Cola Co.	732,203

	Biotechnology - 4.29%
1,054	Amgen, Inc.	166,237
4,784	Celgene Corp. (a)	581,400
3,715	Gilead Sciences, Inc. (a)	384,614
		1,132,251
	Chemicals - 2.44%
1,225	Albemarle Corp.	69,298
1,380	CF Industries Holdings, Inc.	422,597
1,178	Praxair, Inc.	150,666
		642,561
	Computers - 7.97%
13,906	Apple, Inc.	1,786,365
1,329	International Business Machines Corp.	215,218
1,621	Stratasys, Ltd. (a) (d)	100,599
		2,102,182
	Cosmetics & Personal Care - 3.10%
4,834	Colgate-Palmolive Co.	342,344
5,744	Estee Lauder Cos., Inc.	474,857
		817,201
	Distribution & Wholesale - 1.96%
2,178	WW Grainger, Inc.	515,990

	Diversified Financial Services - 5.92%
1,955	American Express Co.	159,508
2,122	BlackRock, Inc.	788,153
2,260	Visa, Inc. - Class A	613,161
		1,560,822
	Electrical Components & Equipment - 1.49%
7,388	AMETEK, Inc.	392,598

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 96.82% (Continued)	Fair Value
	Electronics - 2.57%
8,640	Amphenol Corp. - Class A	$487,814
7,254	Trimble Navigation Ltd. (a)	189,620
		677,434
	Entertainment - 1.12%
7,285	Cinemark Holdings, Inc.	296,645

	Food - 3.94%
3,728	Hershey Co.	386,892
2,475	J.M. Smucker Co.	285,491
3,185	McCormick & Co., Inc.	240,085
2,250	Whole Foods Market, Inc.	127,103
		1,039,571
	Healthcare - Products - 2.21%
8,431	Baxter International, Inc.	583,004

	Internet - 6.16%
900	Amazon.com, Inc. (a)	342,144
8,670	eBay, Inc. (a)	502,080
735	Google, Inc. - Class A (a)	413,533
660	Google, Inc. - Class C (a)	368,544
		1,626,301
	Leisure Time - 1.52%
2,618	Polaris Industries, Inc.	401,418

	Lodging - 1.00%
1,855	Wynn Resorts Ltd.	264,338

	Machinery - Construction & Mining - 0.59%
1,878	Caterpillar, Inc.	155,686

	Machinery - Diversified - 2.02%
3,181	Roper Industries, Inc.	533,040

	Media - 5.80%
7,695	Comcast Corp. - Class A	456,929
10,300	Walt Disney Co.	1,072,024
		1,528,953
	Miscellaneous Manufacturing - 2.71%
1,455	3M Co.	245,386
5,395	Danaher Corp.	470,876
		716,262

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 96.82% (Continued)	Fair Value
	Oil & Gas - 2.40%
1,570	Chevron Corp.	$167,488
1,409	Concho Resources, Inc. (a)	153,468
3,521	Exxon Mobil Corp.	311,749
		632,705
	Oil & Gas Services - 1.87%
4,283	National Oilwell Varco, Inc.	232,781
3,107	Schlumberger Ltd.	261,485
		494,266
	Pharmaceuticals - 5.45%
2,811	Bristol-Myers Squibb Co.	171,246
8,125	Express Scripts Holding Co. (a)	688,919
3,635	Johnson & Johnson	372,624
5,947	Pfizer, Inc.	204,101
		1,436,890
	Real Estate Investment Trusts - 1.46%
3,873	American Tower Corp.	383,969

	Retail - 12.04%
2,027	Costco Wholesale Corp.	297,888
6,294	CVS Health Corp.	653,758
5,379	Dunkin' Brands Group, Inc.	252,060
2,052	Family Dollar Stores, Inc.	161,574
6,527	Home Depot, Inc.	748,973
2,028	Nu Skin Enterprises, Inc.	109,877
1,933	Ross Stores, Inc.	204,531
3,015	Wal-Mart Stores, Inc.	253,049
6,088	Yum! Brands, Inc.	493,798
		3,175,508
	Semiconductors - 2.49%
9,060	QUALCOMM, Inc.	656,941

	Software - 0.91%
5,485	Oracle Corp.	240,353

	Telecommunications - 3.38%
13,695	Cisco Systems, Inc.	404,139
9,905	Verizon Communications, Inc.	489,802
		893,941
	Transportation - 1.39%
2,073	FedEx Corp.	366,880

	Total Common Stocks (Cost $17,784,042)	25,541,326

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 2.97%	Fair Value
784,651	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $784,651)	$784,651

	Total Investments at Fair Value - 99.79% (Cost $18,568,693)	$26,325,977

	Other Assets in Excess of Liabilities, Net - 0.21%	55,921

	Net Assets - 100.00%	$26,381,898

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2015. Total collateral had a fair value of $94,019 at February 28, 2015.

(d)	Security, or a portion of the security, is out on loan at February 28, 2015. Total loaned securities had a fair value of $93,090 at February 28, 2015.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 89.06%	Fair Value
	Banks - 5.22%
7,400	Bank of America Corp.	$116,994
1,091	Goldman Sachs Group, Inc.	207,061
11,849	Morgan Stanley	424,076
		748,131
	Commercial Services - 2.75%
20,652	R.R. Donnelley & Sons Co.	393,834

	Computers - 6.56%
4,123	Apple, Inc.	529,641
2,537	International Business Machines Corp.	410,842
		940,483
	Diversified Financial Services - 1.46%
2,180	CME Group, Inc.	209,127

	Electric - 2.15%
9,085	Exelon Corp.	308,163

	Engineering & Construction - 3.34%
10,809	Jacobs Engineering Group, Inc. (a)	479,271

	Entertainment - 2.98%
23,910	International Game Technology	426,554

	Healthcare - Services - 5.84%
5,097	Humana, Inc.	837,845

	Insurance - 6.08%
6,760	Aflac, Inc.	420,810
6,388	Allstate Corp.	450,993
		871,803
	Internet - 6.55%
786	Google, Inc. - Class A (a)	442,227
402	Priceline Group, Inc. (a)	497,467
		939,694
	Iron & Steel - 3.05%
10,872	Allegheny Technologies, Inc.	365,952
3,000	United States Steel Corp.	71,850
		437,802
	Machinery - Construction & Mining - 1.89%
6,107	Joy Global, Inc.	270,662

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 89.06% (Continued)	Fair Value
	Media - 3.15%
13,971	Discovery Communications, Inc. (a)	$451,263

	Mining - 2.15%
14,220	Freeport-McMoRan, Inc.	307,579

	Miscellaneous Manufacturing - 1.32%
7,300	General Electric Co.	189,727

	Office & Business Equipment - 1.39%
14,634	Xerox Corp.	199,754

	Oil & Gas - 8.86%
2,200	ConocoPhillips	143,440
9,020	Diamond Offshore Drilling, Inc. (d)	274,479
14,259	Rowan Companies PLC - Class A	308,137
4,860	Tesoro Corp.	446,342
6,100	Transocean Ltd. (d)	98,393
		1,270,791
	Oil & Gas Services - 2.84%
6,513	Baker Hughes, Inc.	407,128

	Real Estate Investment Trust - 1.93%
6,520	HCP, Inc.	276,187

	Retail - 15.03%
7,060	Abercrombie & Fitch Co. - Class A	174,664
1,209	Bed Bath & Beyond, Inc. (a)	90,264
5,607	CVS Health Corp.	582,399
8,406	Darden Restaurants, Inc.	537,984
3,385	Kohl's Corp.	249,813
1,263	PetSmart, Inc.	104,715
5,400	Target Corp.	414,882
		2,154,721
	Savings & Loans - 1.30%
19,082	Hudson City Bancorp, Inc.	186,240

	Telecommunications - 0.97%
4,000	AT & T, Inc.	138,240

	Transportation - 2.25%
4,351	CH Robinson Worldwide, Inc.	323,279

	Total Common Stocks (Cost $10,468,593)	12,768,278

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 13.15%	Fair Value
1,885,835	Fidelity Institutional Money Market Fund Class I, 0.12% (b) (c) (Cost $1,885,835)	$1,885,835

	Total Investments at Fair Value - 102.21% (Cost $12,354,428)	$14,654,113

	Liabilities in Excess of Other Assets, Net - (2.21%)	(316,960)

	Net Assets - 100.00%	$14,337,153

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2015. Total collateral had a fair value of $358,740 at February 28, 2015.

(d)	Security, or a portion of the security, is out on loan at February 28, 2015. Total loaned securities had a fair value of $365,994 at February 28, 2015.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 95.77%	Fair Value
	Aerospace & Defense - 1.95%
6,400	Triumph Group, Inc.	$382,656

	Auto Manufacturers - 2.70%
32,500	Ford Motor Co.	531,050

	Auto Parts & Equipment - 3.29%
17,000	Cooper Tire & Rubber Co.	647,020

	Chemicals - 11.20%
10,750	EI Du Pont de Nemour & Co.	836,888
18,800	Huntsman Corp.	422,248
10,800	Mosaic Co.	575,208
9,000	Stepan Co.	369,720
		2,204,064
	Distribution & Wholesale - 2.48%
79,558	Wolseley PLC - ADR	488,486

	Diversified Financial Services - 2.33%
4,813	Macquarie Group Ltd. - ADR	273,812
30,000	Nomura Holdings, Inc. - ADR	184,800
		458,612
	Electric - 1.34%
11,000	NRG Energy, Inc.	263,780

	Electrical Components & Equipment - 2.45%
30,000	Schneider Electric SA - ADR	481,350

	Environmental Control - 2.29%
11,000	Republic Services, Inc.	450,120

	Food - 2.29%
28,000	Dean Foods Co.	451,360

	Healthcare - Products - 5.43%
32,000	Boston Scientific Corp. (a)	540,800
6,800	Medtronic, Inc.	527,612
		1,068,412
	Home Builders - 2.50%
18,000	DR Horton, Inc.	491,580

	Iron & Steel - 5.20%
23,000	Commercial Metals Co.	346,150
7,500	Nucor Corp.	352,725

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.77% (Continued)	Fair Value
	Iron & Steel - 5.20% (Continued)
12,000	Worthington Industries, Inc.	$324,000
		1,022,875
	Mining - 5.35%
33,000	Barrick Gold Corp.	429,660
12,000	Freeport-McMoRan, Inc.	259,560
85,000	Yamana Gold, Inc.	362,950
		1,052,170
	Miscellaneous Manufacturing - 2.48%
11,000	Textron, Inc.	487,410

	Oil & Gas - 8.64%
10,000	CVR Energy, Inc. (d)	419,900
5,000	Exxon Mobil Corp.	442,700
7,600	HollyFrontier Corp.	334,324
12,000	Marathon Oil Corp.	334,320
10,494	Transocean Ltd. (d)	169,268
		1,700,512
	Oil & Gas Services - 1.10%
9,000	Steel Excel, Inc. (a)	216,000

	Packaging & Containers - 2.71%
11,400	Sonoco Products Co.	533,862

	Pharmaceuticals - 4.03%
9,147	Merck & Co., Inc.	535,465
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	256,800
		792,265
	Retail - 4.40%
13,000	Abercrombie & Fitch Co. - Class A	321,620
12,500	Coach, Inc.	544,375
		865,995
	Semiconductors - 8.22%
19,000	Cirrus Logic, Inc. (a)	572,090
17,000	Intel Corp.	565,250
30,000	Kulicke & Soffa Industries, Inc. (a)	480,000
		1,617,340

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.77% (Continued)	Fair Value
	Telecommunications - 9.75%
20,000	AT & T, Inc.	$691,200
31,000	FIH Mobile Ltd. - ADR	289,540
9,700	Rogers Communications, Inc. - Class B	343,283
12,000	Verizon Communications, Inc.	593,400
		1,917,423
	Transportation - 3.64%
11,000	CSX Corp.	377,410
12,000	Tidewater, Inc.	338,400
		715,810

	Total Common Stocks (Cost $15,512,182)	18,840,152

Shares	MONEY MARKET FUND - 7.03%	Fair Value
1,382,470	Fidelity Institutional Money Market Fund Class I, 0.12% (Cost $1,382,470) (b)(c)	$1,382,470

	Total Investments at Fair Value - 102.80% (Cost $16,894,652)	$20,222,622

	Liabilities in Excess of Other Assets, Net - (2.80%)	(551,046)

	Net Assets - 100.00%	$19,671,576

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2015. Total collateral had a fair value of $577,925 at February 28, 2015.

(d)	Security, or a portion of the security is out on loan at February 28, 2015. Total loaned securities had a fair value of $577,641 at February 28, 2015.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited)

Shares	COMMON STOCKS - 95.21%	Fair Value
	Advertising - 1.07%
487	Alliance Data Systems Corp. (a)	$135,634

	Airlines - 2.53%
2,417	American Airlines Group, Inc.	115,774
4,723	Southwest Airlines Co.	204,223
		319,997
	Auto Manufacturers - 0.88%
822	Toyota Motor Corp.	111,274

	Banks - 7.60%
3,164	Comerica, Inc.	144,848
2,097	Cullen/Frost Bankers, Inc.	142,177
5,585	First Financial Bankshares, Inc. (d)	146,718
5,951	International Bancshares Corp.	147,347
4,105	LegacyTexas Financial Group, Inc.	94,415
2,784	Prosperity Bancshares, Inc.	144,016
3,036	Texas Capital Bancshares, Inc. (a)	140,961
		960,482
	Beverages - 1.13%
1,818	Dr Pepper Snapple Group, Inc.	143,240

	Building Materials - 1.67%
1,586	Eagle Materials, Inc.	124,501
832	Lennox International, Inc.	86,744
		211,245
	Chemicals - 2.40%
3,345	Celanese Corp.	191,033
1,678	Westlake Chemical Co.	112,023
		303,056
	Commercial Services - 3.95%
1,813	Cardtronics, Inc. (a)	66,338
6,869	HMS Holdings Corp. (a)	120,482
2,016	Quanta Services, Inc. (a)	58,020
3,300	Rent-A-Center, Inc.	91,080
5,589	Sabre Corp.	121,617
1,682	Service Corp. International, Inc.	41,798
		499,335
	Computers - 1.05%
2,128	Cognizant Technology Solutions Corp. (a)	132,968

	Distribution & Wholesale - 0.75%
1,098	Fossil Group, Inc. (a)	94,439

	Diversified Financial Services - 1.23%
6,906	Santander Consumer USA Holdings, Inc. (a)	155,592

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.21% (Continued)	Fair Value
	Electric - 0.99%
2,062	Dynegy, Inc. (a)	$57,468
1,775	El Paso Electric Co.	67,130
		124,598
	Electrical Equipment & Components - 0.77%
2,610	Encore Wire Corp.	97,327

	Electronics - 2.00%
5,477	Benchmark Electronics, Inc. (a)	128,490
4,009	National Instruments Corp.	124,840
		253,330
	Engineering & Construction - 1.21%
951	Fluor Corp.	55,158
5,977	KBR, Inc.	97,365
		152,523
	Entertainment - 0.94%
1,750	Cinemark Holdings, Inc.	71,260
1,049	Six Flags Entertainment Corp.	47,509
		118,769
	Environmental Control - 1.76%
2,953	Waste Connections, Inc.	138,702
1,540	Waste Management, Inc.	83,899
		222,601
	Food - 4.00%
4,831	Darling Ingredients, Inc. (a)	84,156
5,914	Dean Foods Co.	95,334
3,417	Sysco Corp.	133,229
3,418	Whole Foods Market, Inc.	193,083
		505,802
	Gas - 1.17%
1,348	Atmos Energy Corp.	71,498
3,646	CenterPoint Energy, Inc.	75,800
		147,298
	Healthcare - Products - 2.23%
1,177	Cyberonics, Inc. (a)	80,625
2,119	Greatbatch, Inc. (a)	112,604
67	Halyard Health, Inc. (a)	3,085
3,289	Hanger, Inc. (a)	85,152
		281,466
	Healthcare - Services - 0.41%
1,124	Tenet Healthcare Corp. (a)	52,041

	Home Builders - 0.84%
3,902	DR Horton, Inc.	106,564

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.21% (Continued)	Fair Value
	Household Products & Wares - 0.51%
587	Kimberly-Clark Corp.	$64,370

	Insurance - 4.50%
1,365	American National Insurance Co.	142,984
2,580	HCC Insurance Holdings, Inc.	144,170
7,447	Hilltop Holdings, Inc. (a)	138,514
2,691	Torchmark Corp.	143,296
		568,964
	Internet - 1.41%
4,593	HomeAway, Inc. (a)	142,360
2,036	RetailMeNot, Inc. (a)	35,487
		177,847
	Investment Companies - 1.14%
4,669	Main Street Capital Corp.	144,506

	Iron & Steel - 1.39%
11,650	Commercial Metals Co.	175,333

	Machinery - Diversified - 0.82%
976	DXP Enterprises, Inc. (a)	44,701
947	Flowserve Corp.	58,837
		103,538
	Media - 0.84%
1,992	Media General, Inc.	29,701
1,406	Nexstar Broadcasting Group, Inc.	76,669
		106,370
	Miscellaneous Manufacturing - 1.53%
3,121	AZZ, Inc.	141,756
1,520	Trinity Industries, Inc.	51,102
		192,858
	Oil & Gas - 11.55%
1,269	Apache Corp.	83,551
3,255	Cabot Oil & Gas Corp.	94,395
1,205	Cheniere Energy, Inc. (a)	97,159
781	Concho Resources, Inc. (a)	85,067
9,760	Denbury Resources, Inc.	81,984
837	Diamonback Energy, Inc. (a)	59,603
1,483	EOG Resources, Inc.	133,055
936	Exxon Mobil Corp.	82,873
1,927	HollyFrontier Corp.	84,769
3,057	Marathon Oil Corp.	85,168
6,435	Matador Resources Co. (a)	139,382
1,789	Noble Energy, Inc.	84,494
4,098	Patterson-UTI Energy, Inc.	76,571
547	Pioneer Natural Resources Co.	83,428

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.21% (Continued)	Fair Value
	Oil & Gas - 11.55% (Continued)
3,630	Rowan Cos. PLC - Class A	$78,444
1,780	Valero Energy Corp.	109,808
		1,459,751
	Oil & Gas Services - 8.01%
1,727	Baker Hughes, Inc.	107,955
1,475	Bristow Group, Inc.	91,362
1,846	Cameron International Corp. (a)	86,910
1,168	Dril-Quip, Inc. (a)	84,867
6,664	Flotek Industries, Inc. (a)	113,821
2,597	FMC Technologies, Inc. (a)	103,698
2,917	Forum Energy Technologies, Inc. (a)	56,969
2,001	Halliburton Co.	85,923
2,035	National Oilwell Varco, Inc.	110,602
1,560	Oceaneering International, Inc	85,067
1,010	Schlumberger Ltd.	85,002
		1,012,176
	Pipelines - 2.34%
2,622	EnLink Midstream LLC	87,470
2,091	Kinder Morgan, Inc.	85,752
3,288	Primoris Services Corp.	67,897
1,534	Spectra Energy Corp.	54,442
		295,561
	Real Estate - 0.80%
676	Howard Hughes Corp. (a)	101,258

	Retail - 9.44%
1,326	Brinker International, Inc.	78,844
3,280	Cash America International, Inc.	70,782
1,457	Conn's, Inc. (a) (d)	37,663
1,870	Copart, Inc. (a)	69,975
1,255	Fiesta Restaurant Group, Inc. (a)	81,588
2,854	First Cash Financial Services, Inc. (a)	137,392
1,557	GameStop Corp. - Class A (d)	57,562
1,427	Group 1 Automotive, Inc.	116,072
1,104	Mattress Firm Holdings Corp. (a)	67,245
1,209	Men's Wearhouse, Inc.	60,680
4,755	Michaels Cos., Inc. (a)	134,091
5,414	Pier 1 Imports, Inc.	65,293
3,164	Rush Enterprises, Inc. (a)	88,371
3,826	Sally Beauty Holdings, Inc. (a)	128,248
		1,193,806
	Semiconductors - 4.15%
4,302	Cirrus Logic, Inc. (a)	129,533
4,526	Diodes, Inc. (a)	128,946
2,613	Silicon Laboratories, Inc. (a)	132,322

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	COMMON STOCKS - 95.21% (Continued)	Fair Value
	Semiconductors - 4.15% (Continued)
2,262	Texas Instruments, Inc.	$133,006
		523,807
	Software - 4.39%
336	athenahealth, Inc. (a)	42,696
2,534	Rackspace Hosting, Inc. (a)	125,864
2,489	SolarWinds, Inc. (a)	126,267
2,340	Solera Holdings, Inc.	130,432
1,085	Tyler Technologies, Inc. (a)	129,516
		554,775
	Telecommunications - 1.02%
3,727	AT&T, Inc.	128,805

	Transportation - 0.79%
1,303	Kirby Corp. (a)	100,435

	Total Common Stocks (Cost $12,261,606)	12,033,741

Contracts (e)	CALL OPTIONS - 0.72%	Expiration Date/ Exercise Price	Fair Value
110	JC Penney Co., Inc.	01/15/2016, $10.00	$8,800
250	ISHS Barclays 20+ Treasury	03/20/2015, $135.00	9,500
250	ISHS Barclays 20+ Treasury	04/17/2015, $135.00	23,500
250	ISHS Barclays 20+ Treasury	06/19/2015, $135.00	48,750

	Total Call Options (Cost $276,226)		$90,550

Contracts (e)	PUT OPTIONS - 0.00%	Expiration Date/ Exercise Price	Fair Value
40	SPDR S&P MidCap 400 ETF Trust	03/20/2015, $235.00	$300

	Total Put Options (Cost $51,169)		$300

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND SCHEDULE OF INVESTMENTS — February 28, 2015 (Unaudited) (Continued)

Shares	MONEY MARKET FUND - 5.42%	Fair Value
684,494	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $684,494)	$684,494

	Total Investments at Fair Value - 101.35% (Cost $13,273,495)	$12,809,085

	Liabilities in Excess of Other Assets, Net - (1.35%)	(170,272)

	Net Assets - 100.00%	$12,638,813

(a)	Non-income producing security.

(b)	Rate shown represents the 7-day yield at February 28, 2015, is subject to change and resets daily.

(c)	A portion of this security is segregated as collateral for securities on loan at February 28, 2015. Total collateral had a fair value of $177,371 at February 28, 2015.

(d)	Security, or a portion of the security is out on loan at February 28, 2015. Total loaned securities had a fair value of $172,222 at February 28, 2015.

(e)	Each contract is equal to 100 shares of common stock or exchange-traded funds.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2015 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
ASSETS
Investment securities
At cost	$47,294,006	$9,534,149	$18,568,693
At fair value (Note 2) - including $0, $0 and $93,090 of securities loaned (Note 2), respectively	$48,112,217	$11,097,786	$26,325,977
Receivables:
Dividends and interest	293,627	5,216	29,316
Capital shares sold	10,000	—	9,000
Investment securities sold	—	1,570,716	135,776
Other assets	2,830	2,830	2,830
Total assets	48,418,674	12,676,548	26,502,899

LIABILITIES
Payables:
Distributions	5,643	—	—
Investment securities purchased	—	366,496	—
Collateral on securities loaned (Note 2)	—	—	94,019
Due to Adviser (Note 3)	35,250	10,880	23,773
Accrued compliance service fees (Note 3)	2,307	861	1,429
Accrued trustee fees	1,780	1,779	1,780
Total liabilities	44,980	380,016	121,001

NET ASSETS	$48,373,694	$12,296,532	$26,381,898

NET ASSETS CONSIST OF:
Paid-in capital	$47,989,544	$10,771,297	$18,008,043
Undistributed (accumulated) net investment income (loss)	(7,722)	(57,869)	35,067
Undistributed (accumulated) net realized gain (loss) on investments	(426,339)	19,467	581,504
Net unrealized appreciation on investments	818,211	1,563,637	7,757,284
NET ASSETS	$48,373,694	$12,296,532	$26,381,898

Shares of beneficial interest outstanding (1)	4,610,995	1,101,631	1,884,311
Net Asset Value, offering and redemption price per share	$10.49	$11.16	$14.00

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2015 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund
ASSETS
Investment securities
At cost	$12,354,428	$16,894,652	$13,273,495
At fair value (Note 2) - including $365,994, $577,641 and $172,222 of securities loaned (Note 2), respectively	$14,654,113	$20,222,622	$12,809,085
Receivables:
Dividends and interest	35,366	44,786	10,812
Capital shares sold	19,138	—	10,000
Other assets	2,830	2,830	2,830
Total assets	14,711,447	20,270,238	12,832,727

LIABILITIES
Payables:
Distribution Fees	—	—	170
Investment securities purchased	—	—	—
Collateral on securities loaned (Note 2)	358,740	577,925	177,371
Due to Adviser (Note 3)	12,828	17,793	13,705
Accrued compliance service fees (Note 3)	946	1,164	888
Accrued trustee fees	1,780	1,780	1,780
Total liabilities	374,294	598,662	193,914

NET ASSETS	$14,337,153	$19,671,576	$12,638,813

NET ASSETS CONSIST OF:
Paid-in capital	$9,683,440	$15,397,719	$13,122,376
Undistributed (accumulated) net investment income (loss)	38,664	26,337	(26,939)
Undistributed net realized gain on investments	2,315,364	919,550	7,786
Net unrealized appreciation (depreciation) on investments	2,299,685	3,327,970	(464,410)
NET ASSETS	$14,337,153	$19,671,576	$12,638,813

CLASS I SHARES:
Net Assets	$14,337,153	$19,671,576	$12,616,895
Shares of beneficial interest outstanding (1)	811,588	1,275,102	1,282,122
Net Asset Value, offering and redemption price per share	$17.67	$15.43	$9.84

CLASS C SHARES:
Net Assets			$21,918
Shares of beneficial interest outstanding (1)			2,260
Net Asset Value and offering price per share			$9.70
Minimum redemption price per share (2)			$9.60

(1)	Unlimited number of shares of beneficial interest with no par value, authorized.

(2)	Class C shares purchased, that are redeemed within one year, will be assessed a 1.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2015 (Unaudited)

	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund
INVESTMENT INCOME

Income:
Interest	$523,605	$781	$367
Securities lending	—	1,451	184
Dividends	—	27,206	198,078
Foreign withholding tax	—	—	—

Total Investment Income	523,605	29,438	198,629

Expenses:
Investment advisory fees (Note 3)	214,655	74,895	147,891
Compliance service fees (Note 3)	14,371	5,813	9,071
Trustees' fees	5,712	5,712	5,712
ICI membership fees	887	887	887

Total expenses	235,625	87,307	163,561

Net investment income (loss)	287,980	(57,869)	35,068

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments	14,754	469,266	900,455
Net change in unrealized appreciation on investments	238,929	(27,726)	1,207,687

Net realized and unrealized gain on investments	253,683	441,540	2,108,142

Net increase in net assets resulting from operations	$541,663	$383,671	$2,143,210

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2015 (Unaudited)

	Select Value Fund	Value Fund	The Texas Fund
INVESTMENT INCOME

Income:
Interest	$775	$543	$224
Securities lending	11,628	4,771	851
Dividends	160,222	239,980	69,580
Foreign withholding tax	(214)	(2,070)	(55)

Total Investment Income	172,411	243,224	70,600

Expenses:
Investment advisory fees (Note 3)	88,802	118,434	85,224
Distribution (12b-1) fees - Class C (Note 3)	—	—	60
Compliance service fees (Note 3)	6,432	7,751	5,656
Trustees' fees	5,713	5,712	5,712
Interest expense	5	—	—
ICI membership fees	887	887	887

Total expenses	101,839	132,784	97,539

Net investment income (loss)	70,572	110,440	(26,939)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	2,318,739	919,549	98,058
Call options purchased	—	—	140,295
Put options purchased	—	—	(121,705)
Net realized gain	2,318,739	919,549	116,648

Net change in unrealized appreciation (depreciation) on:
Investments	(1,576,826)	(1,531,451)	(863,570)
Call options purchased	—	—	(192,052)
Put options purchased	—	—	132,254
Net change in unrealized depreciation	(1,576,826)	(1,531,451)	(923,368)

Net realized and unrealized gain (loss) on investments	741,913	(611,902)	(806,720)

Net increase (decrease) in net assets resulting from operations	$812,485	$(501,462)	$(833,659)

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$287,980	$540,887
Net realized gain on investment transactions	14,754	22,820
Net change in unrealized appreciation on investments	238,929	744,611
Net increase in net assets resulting from operations	$541,663	$1,308,318

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(296,267)	(553,797)
Net decrease in net assets from distributions to shareholders	(296,267)	(553,797)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	5,527,623	2,459,212

Total increase in net assets	5,773,019	3,213,733

NET ASSETS
Beginning of period	42,600,675	39,386,942
End of period	$48,373,694	$42,600,675
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(7,722)	$565

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss	$(57,869)	$(92,262)
Net realized gain on investment transactions	469,266	2,210,207
Net change in unrealized appreciation (depreciation) on investments	(27,726)	264,325
Net increase in net assets resulting from operations	$383,671	$2,382,270

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(2,217,503)	(1,094,029)
Net decrease in net assets from distributions to shareholders	(2,217,503)	(1,094,029)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(131,324)	(331,757)

Total increase (decrease) in net assets	(1,965,156)	956,484

NET ASSETS
Beginning of period	14,261,688	13,305,204
End of period	$12,296,532	$14,261,688
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(57,869)	$—

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income	$35,068	$6,879
Net realized gain on investment transactions	900,455	3,878,131
Net change in unrealized appreciation on investments	1,207,687	1,010,814
Net increase in net assets resulting from operations	$2,143,210	$4,895,824

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(6,881)	(15,198)
From net realized capital gains - Class I	(228,609)	—
Net decrease in net assets from distributions to shareholders	(235,490)	(15,198)

FROM CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets from capital share transactions (Note 7)	416,922	(6,376,135)

Total increase (decrease) in net assets	2,324,642	(1,495,509)

NET ASSETS
Beginning of period	24,057,256	25,552,765
End of period	$26,381,898	$24,057,256
UNDISTRIBUTED NET INVESTMENT INCOME	$35,067	$6,880

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$70,572	$127,633
Net realized gain on investment transactions	2,318,739	2,071,243
Net change in unrealized appreciation (depreciation) on investments	(1,576,826)	1,446,960
Net increase in net assets resulting from operations	$812,485	$3,645,836

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(66,599)	(111,674)
From net realized capital gains - Class I	(1,602,773)	(286,386)
Net decrease in net assets from distributions to shareholders	(1,669,372)	(398,060)

FROM CAPITAL SHARE TRANSACTIONS
Net decrease in net assets from capital share transactions (Note 7)	(1,120,343)	(1,272,675)

Total increase (decrease) in net assets	(1,977,230)	1,975,101

NET ASSETS
Beginning of period	16,314,383	14,339,282
End of period	$14,337,153	$16,314,383
UNDISTRIBUTED NET INVESTMENT INCOME	$38,664	$34,691

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$110,440	$240,606
Net realized gain on investment transactions	919,549	3,015,510
Net change in unrealized appreciation (depreciation) on investments	(1,531,451)	604,504
Net increase (decrease) in net assets resulting from operations	$(501,462)	$3,860,620

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net investment income - Class I	(152,931)	(197,855)
From net realized capital gains - Class I	(3,014,259)	—
Decrease in net assets from distributions to shareholders	(3,167,190)	(197,855)

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	2,476,330	990,754

Total increase (decrease) in net assets	(1,192,322)	4,653,519

NET ASSETS
Beginning of period	20,863,898	16,210,379
End of period	$19,671,576	$20,863,898
UNDISTRIBUTED NET INVESTMENT INCOME	$26,337	$68,828

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,939)	$(36,301)
Net realized gain on investment transactions	116,648	300,830
Net change in unrealized appreciation (depreciation) on investments	(923,368)	458,958
Net increase (decrease) in net assets resulting from operations	$(833,659)	$723,487

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized capital gains - Class I	(373,020)
From net realized capital gains - Class C	(371)
Net decrease in net assets from distributions to shareholders	(373,391)	—

FROM CAPITAL SHARE TRANSACTIONS
Net increase in net assets from capital share transactions (Note 7)	1,837,814	11,284,562

Total increase in net assets	630,764	12,008,049

NET ASSETS
Beginning of period	12,008,049	—
End of period	$12,638,813	$12,008,049
UNDISTRIBUTED (ACCUMULATED) NET INVESTMENT INCOME (LOSS)	$(26,939)	$—

(a)	Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FIXED INCOME FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of year/period	$10.44		$10.25	$10.80	$10.70	$10.71	$10.34
Income (loss) from investment operations:
Net investment income	0.07		0.14	0.19	0.27	0.32	0.35
Net realized and unrealized gain (loss) on investments	0.05		0.19	(0.55)	0.10	(0.01)	0.37
Total from investment operations	0.12		0.33	(0.36)	0.37	0.31	0.72

Less distributions:
From net investment income	(0.07)		(0.14)	(0.19)	(0.27)	(0.32)	(0.35)
Total distributions	(0.07)		(0.14)	(0.19)	(0.27)	(0.32)	(0.35)

Net asset value, end of year/period	$10.49		$10.44	$10.25	$10.80	$10.70	$10.71

Total Return (a)	1.14	%(b)	3.23%	(3.41%)	3.48%	2.97%	7.11%

Net assets, end of year/period (000's omitted)	$48,374		$42,601	$39,387	$35,896	$31,892	$34,911

Ratio of operating expenses to average net assets:	1.06	%(c)	1.05%	1.06%	1.09%	1.07%	1.04%

Ratio of net investment income to average net assets:	1.29	%(c)	1.32%	1.68%	2.46%	2.93%	3.37%

Portfolio turnover rate	4	%(b)	13%	22%	23%	14%	18%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of year/period	$12.90		$11.75	$11.71	$10.62	$10.48	$12.89
Income (loss) from investment operations:
Net investment loss (a)	(0.05)		(0.08)	(0.07)	(0.06)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	0.38		2.20	1.00	1.55	1.90	(0.18)
Total from investment operations	0.33		2.12	0.93	1.49	1.84	(0.28)

Less distributions:
From net realized capital gains	(2.07)		(0.97)	(0.89)	(0.40)	(1.70)	(2.13)
Total distributions	(2.07)		(0.97)	(0.89)	(0.40)	(1.70)	(2.13)

Net asset value, end of year/period	$11.16		$12.90	$11.75	$11.71	$10.62	$10.48

Total Return (b)	4.16	%(d)	18.65%	9.03%	14.81%	15.35%	(4.43%)

Net assets, end of year/period (000's omitted)	$12,297		$14,262	$13,305	$13,741	$17,784	$17,717

Ratio of operating expenses to average net assets: (c)	1.40	%(e)	1.35%	1.37%	1.34%	1.33%	1.28%

Ratio of net investment loss to average net assets: (a)	(0.93%	)(e)	(0.66%)	(0.59%)	(0.94%)	(0.53%)	(0.96%)

Portfolio turnover rate	245	%(d)	290%	641%	795%	755%	819%

(a)	Recognition of net investment income (loss) by the Fund is affected by the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of year/period	$12.99		$10.65	$9.95	$8.71	$7.14	$6.85
Income from investment operations:
Net investment income (loss)	0.02		— (a)	0.04	0.02	— (a)	— (a)
Net realized and unrealized gain on investments	1.11		2.35	0.72	1.22	1.57	0.30
Total from investment operations	1.13		2.35	0.76	1.24	1.57	0.30

Less distributions:
From net investment income	—	(b)	(0.01)	(0.06)	— (b)	— (b)	(0.01)
From net realized gains on investments	(0.12)		—	—	—	—	—
Total distributions	(0.12)		(0.01)	(0.06)	—	—	(0.01)

Net asset value, end of year/period	$14.00		$12.99	$10.65	$9.95	$8.71	$7.14

Total Return (c)	8.81	%(d)	22.05%	7.62%	14.26%	22.02%	4.41%

Net assets, end of year/period (000's omitted)	$26,382		$24,057	$25,553	$28,225	$22,765	$22,449

Ratio of operating expenses to average net assets:	1.33	%(e)	1.31%	1.30%	1.33%	1.32%	1.29%

Ratio of net investment income to average net assets:	0.28	%(e)	0.03%	0.34%	0.26%	0.02%	0.05%

Portfolio turnover rate	10	%(d)	27%	50%	54%	62%	69%

(a)	Net investment income (loss) per share resulted in less than $0.01 per share.

(b)	Distributions per share were $(0.0037) for the six months ended February 28, 2015, $(0.0016) for the year ended August 31, 2012 and $(0.0025) for the year ended August 31, 2011.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE SELECT VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of year/period	$18.66		$15.07	$10.95	$10.16	$8.78	$8.30
Income from investment operations:
Net investment income	0.09		0.15	0.14	0.13	0.04	0.01
Net realized and unrealized gain on investments	0.93		3.90	4.13	0.78	1.37	0.48
Total from investment operations	1.02		4.05	4.27	0.91	1.41	0.49

Less distributions:
From net investment income	(0.08)		(0.13)	(0.15)	(0.12)	(0.03)	(0.01)
From net realized capital gains	(1.93)		(0.33)	—	—	—	—
Total distributions	(2.01)		(0.46)	(0.15)	(0.12)	(0.03)	(0.01)

Net asset value, end of year/period	$17.67		$18.66	$15.07	$10.95	$10.16	$8.78

Total Return (a)	6.39	%(b)	27.29%	39.26%	9.01%	15.99%	5.99%

Net assets, end of year/period (000's omitted)	$14,337		$16,314	$14,339	$10,177	$9,793	$8,265

Ratio of operating expenses to average net assets:	1.38	%(c)	1.35%	1.37%	1.43%	1.40%	1.37%

Ratio of net investment income to average net assets:	0.95	%(c)	0.86%	1.06%	1.23%	0.35%	0.18%

Portfolio turnover rate	21	%(b)	29%	36%	8%	87%	2%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout each Year/Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010
Net asset value, beginning of year/period	$18.60		$15.17	$13.31	$15.55	$13.41	$12.34
Income (loss) from investment operations:
Net investment income	0.09		0.22	0.17	0.18	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.60)		3.40	2.20	0.78	2.13	1.09
Total from investment operations	(0.51)		3.62	2.37	0.96	2.27	1.20

Less distributions:
From net investment income	(0.13)		(0.19)	(0.18)	(0.18)	(0.13)	(0.13)
From net realized gains on investments	(2.53)		—	(0.33)	(3.02)	—	—
Total distributions	(2.66)		(0.19)	(0.51)	(3.20)	(0.13)	(0.13)

Net asset value, end of year/period	$15.43		$18.60	$15.17	$13.31	$15.55	$13.41

Total Return (a)	(1.69%	)(b)	23.94%	18.32%	8.64%	16.95%	9.72%

Net assets, end of year/period (000's omitted)	$19,672		$20,864	$16,210	$14,346	$14,216	$14,263

Ratio of operating expenses to average net assets:	1.35	%(c)	1.34%	1.36%	1.43%	1.40%	1.32%

Ratio of net investment income to average net assets:	1.12	%(c)	1.30%	1.22%	1.31%	0.84%	0.83%

Portfolio turnover rate	11	%(b)	37%	13%	27%	18%	30%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

Class I Shares	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014 (a)
Net asset value, beginning of period	$10.91		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.74)		0.94
Total from investment operations	(0.76)		0.91

Less distributions:
From net realized gains on investments	(0.31)		—
Total distributions	(0.31)		—

Net asset value, end of period	$9.84		$10.91

Total Return (b)	(6.82%	)(c)	9.10	%(c)

Net assets, end of period (000's omitted)	$12,617		$11,995

Ratio of operating expenses to average net assets:	1.64	%(d)	1.64	%(d)

Ratio of net investment loss to average net assets:	(0.45%	)(d)	(0.41%	)(d)

Portfolio turnover rate (e)	21	%(c)	38	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of the financial statements.

THE TEXAS FUND FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout the Period)

Class C Shares	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014 (a)
Net asset value, beginning of period	$10.81		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.76)		0.94
Total from investment operations	(0.80)		0.81

Less distributions:
From net realized gains on investments	(0.31)		—
Total distributions	(0.31)		—

Net asset value, end of period	$9.70		$10.81

Total Return (b)	(7.26%	)(c)	8.10	%(c)

Net assets, end of period (000's omitted)	$22		$13

Ratio of operating expenses to average net assets:	2.64	%(d)	2.64	%(d)

Ratio of net investment loss to average net assets:	(1.45%	)(d)	(1.41%	)(d)

Portfolio turnover rate (e)	21	%(c)	38	%(c)

(a)	Represents the period from the initial public offering (September 17, 2013) through August 31, 2014.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS — February 28, 2015 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Fixed Income Fund
Monteagle Informed Investor Growth Fund
Monteagle Quality Growth Fund
Monteagle Select Value Fund
Monteagle Value Fund
The Texas Fund

The Monteagle Fixed Income Fund (“Fixed Income Fund”), Monteagle Quality Growth Fund (“Quality Growth Fund”), Monteagle Select Value Fund (“Select Value Fund”), Monteagle Value Fund (“Value Fund”) and The Texas Fund (“Texas Fund”) are diversified series of Monteagle Funds. The Monteagle Informed Investor Growth Fund (“Informed Investor Growth Fund”) is a non-diversified series of Monteagle Funds. The principal investment objective of the Fixed Income Fund is total return. The principal investment objective of each of Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund are authorized to offer one class of shares, Class I. The Texas Fund is authorized to offer two classes of shares, Class I and Class C. Each class differs as to sales and redemption charges and ongoing fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2015:

Fixed Income Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$14,021,391	$14,021,391
Corporate Bonds	—	24,608,783	24,608,783
Mortgage-Backed Securities	—	6,288,048	6,288,048
Money Market Funds	3,193,995	—	3,193,995
Totals	$3,193,995	$44,918,222	$48,112,217

Informed Investor Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$10,841,816	$—	$10,841,816
Money Market Funds	255,970	—	255,970
Totals	$11,097,786	$—	$11,097,786

Quality Growth Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$25,541,326	$—	$25,541,326
Money Market Funds	784,651	—	784,651
Totals	$26,325,977	$—	$26,325,977

Select Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$12,768,278	$—	$12,768,278
Money Market Funds	1,885,835	—	1,885,835
Totals	$14,654,113	$—	$14,654,113

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Value Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$18,840,152	$—	$18,840,152
Money Market Funds	1,382,470	—	1,382,470
Totals	$20,222,622	$—	$20,222,622

Texas Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$12,033,741	$—	$12,033,741
Call Options	90,550	—	90,550
Put Options	300	—	300
Money Market Funds	684,494	—	684,494
Totals	$12,809,085	$—	$12,809,085

(a)	As of and during the six month period ended February 28, 2015, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the six month period ended February 28, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the six month period ended February 28, 2015, no securities were fair valued.

Options transactions — The Texas Fund (the “Fund”) may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Fund.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the fair value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Fund may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See note 10 for additional risks associated with options transactions.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

All options purchased by the Texas Fund are on equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America (“GAAP”). The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2015 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives
Texas Fund	Call options purchased	Investment securities at fair value	$90,550
Texas Fund	Put options purchased	Investment securities at fair value	300
	Totals		$90,850

The effect of derivative instruments on the Statements of Operations during the six month period ended February 28, 2015 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income
Texas Fund	Call options purchased	Net realized gain (loss) from call options purchased	$140,295
Texas Fund	Put options purchased	Net realized gain (loss) from put options purchased	(121,705)
Texas Fund	Call options purchased	Net change in unrealized appreciation (depreciation) on call options purchased	(192,052)
Texas Fund	Put options purchased	Net change in unrealized appreciation on put options purchased	132,254
	Totals		$(41,208)

For the period ended February 28, 2015, the total amount of all purchased call and put options, as presented in the Texas Fund’s Schedule of Investments, is representative of the volume of activity for these derivative types during the period.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the prior day’s fair value of loaned securities. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for losses incurred due to a borrower’s failure to comply with the terms of the securities lending agreement.

Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of the cash collateral received.

The following table presents financial instruments that are subject to enforceable netting arrangements as of February 28, 2015:

Assets:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Quality Growth Fund	Securities Loaned	$93,090	$—	$93,090	$—	$93,090	$—
Select Value Fund	Securities Loaned	365,994	—	365,994	—	365,994	—
Value Fund	Securities Loaned	577,641	—	577,641	—	577,641	—
Texas Fund	Securities Loaned	172,222	—	172,222	—	172,222	—

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Dividends and Distributions to Shareholders — Distributions of net investment income to shareholders are declared daily and paid monthly by the Fixed Income Fund. Net investment income distributions, if any, for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, and Value Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid during the six month period ended February 28, 2015 and for the year/period ended August 31, 2014 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2015	2014	2015	2014
Fixed Income Fund	$296,267	$553,797	$—	$—
Informed Investor Growth Fund	1,286,938	948,210	930,565	145,819
Quality Growth Fund	6,881	15,198	228,609	—
Select Value Fund	95,961	111,674	1,573,411	286,386
Value Fund	403,463	197,855	2,763,727	—
Texas Fund	291,146	—	82,245	—

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Multiple Class Allocations — Income, expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan.

Redemption Fees — A redemption fee of 1.00% is imposed on Texas Fund Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such redemption fees, which are not an expense of the Texas Fund. During the six month period ended February 28, 2015, no redemption fees were paid to the Texas Fund.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Nashville Capital Corporation (“Nashville Capital” or the “Adviser”) serves as the investment adviser to the Funds. Subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Board of Trustees on the selection of sub-advisers. Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Fixed Income Fund	Informed Investor Growth Fund	Quality Growth Fund	Select Value Fund	Value Fund	Texas Fund
Up to and including $10 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.450%
From $10 million up to and including $25 million	0.965%	1.200%	1.200%	1.200%	1.200%	1.350%
From $25 up to and including $50 million	0.965%	1.115%	1.115%	1.115%	1.115%	1.250%
From $50 up to and including $100 million	0.845%	0.975%	0.975%	0.975%	0.975%	1.100%
Over $100 million	0.775%	0.875%	0.875%	0.875%	0.875%	0.950%

Under the terms of the Funds’ advisory agreement, the Adviser oversees the management of each Fund’s investments and pays all of the operating expenses of each Fund except: (i) costs of membership in trade associations; (ii) any expenses recouped by the Adviser; (iii) SEC registration fees and related expenses; (iv) any non-interested Trustee fees; (v) costs of travel for non-interested Trustees; (vi) costs associated with seminars, conventions or trade education for non-interested Trustees; (vii) 50% of the compensation amount approved by Trustees specifically for the Chief Compliance Officer’s services for the Trust attributable to the Funds managed by the Adviser; and (viii) any extraordinary Trust expenses, including legal expenses relating to lawsuits.

For the six month period ended February 28, 2015, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2015
Fixed Income Fund	$214,655	$35,250
Informed Investor Growth Fund	74,895	10,880
Quality Growth Fund	147,891	23,773
Select Value Fund	88,802	12,828
Value Fund	118,434	17,793
Texas Fund	85,224	13,705

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

An officer of Nashville Capital is also an officer of the Trust.

Fixed Income Fund — Nashville Capital has retained Howe & Rusling Inc. (“H&R”) to serve as the sub-adviser to Fixed Income Fund. Nashville Capital has agreed to pay H&R an annual advisory fee of 0.30% of average daily net assets up to $25 million, 0.25% of such assets from $25 million up to $50 million, and 0.20% of such assets over $50 million.

Informed Investor Growth Fund — Nashville Capital has retained T.H. Fitzgerald & Co. (“T.H. Fitzgerald”) to serve as the sub-adviser to Informed Investor Growth Fund. Nashville Capital has agreed to pay T.H. Fitzgerald an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.60% of such assets from $25 million up to $50 million, 0.50% of such assets from $50 million up to $100 million, and 0.40% of such assets over $100 million.

Quality Growth Fund — Nashville Capital has retained Garcia Hamilton & Associates (“GHA”) to serve as the sub-adviser to Quality Growth Fund. Nashville Capital has agreed to pay GHA an annual advisory fee of 0.30% of average daily net assets.

Select Value Fund — Nashville Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Nashville Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Value Fund — Nashville Capital has retained Robinson Investment Group, Inc. (“Robinson”) to serve as the sub-adviser to Value Fund. Nashville Capital has agreed to pay Robinson an annual advisory fee of 0.50% of average daily net assets up to $25 million, 0.45% of such assets from $25 million up to $50 million, 0.35% of such assets from $50 million up to $100 million, and 0.30% of such assets over $100 million.

Texas Fund — Nashville Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Nashville Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Pursuant to an Investment Company Services Agreement between the Trust and Matrix 360 Administration, LLC (“Matrix”), Matrix provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Funds. Matrix receives fees for these services, which are paid by the Adviser (not the Funds). Officers of Matrix are also officers of the Trust.

Distribution Agreement

Pursuant to the terms of a Distribution Agreement with the Trust, Matrix Capital Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter. Matrix Capital Group, Inc. does not receive compensation for such services.

Distribution and Service (12b-1) Plan

The Trust has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Texas Fund. Under the Plan, the Texas Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Texas Fund Class C shares, or for

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

other expenses associated with distributing the Texas Fund’s Class C shares. The Texas Fund may expense up to 1.00% for Class C shares of the Texas Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of Class C shares of the Texas Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. During the six month period ended February 28, 2015, net distribution fees paid by the Texas Fund were $60.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $99,000 annually to the Contractor for providing CCO services. Each Fund pays $5,000 with the remaining $69,000 allocated to the Funds based on aggregate average daily net assets.

4. SECURITIES TRANSACTIONS

During the six month period ended February 28, 2015, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sales
Fixed Income Fund	$6,391,293	$1,619,507
Informed Investor Growth Fund	28,657,486	31,108,378
Quality Growth Fund	2,382,855	2,574,003
Select Value Fund	2,728,142	4,525,327
Value Fund	2,494,815	2,169,476
Texas Fund	3,325,984	2,430,087

The cost of purchases and proceeds from sales of U.S. government securities by the Fixed Income Fund were $1,043,281 and $0, respectively. There were no purchases or sales of U.S. government securities made by the Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund or Texas Fund.

5. TAX MATTERS

It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2014, the Funds’ most recent fiscal year end, was as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforward	Post-December Ordinary Loss	Post- October Capital Loss	Total Distributable Earnings
Fixed Income Fund	$579,282	$565	$—	$(441,093)	$—	$—	$138,754
Informed Investor Growth Fund	1,569,649	858,853	930,565	—	—	—	3,359,067
Quality Growth Fund	6,540,659	6,880	—	(81,404)	—	—	6,466,135
Select Value Fund	3,873,111	64,077	1,573,412	—	—	—	5,510,600
Value Fund	4,859,421	319,359	2,763,729	—	—	—	7,942,509
Texas Fund	458,958	264,529	—	—	—	—	723,487

The undistributed ordinary income, capital gains, carryforward losses and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences due to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2014, the Funds’ most recent fiscal year end, the Funds elected to defer net capital losses as indicated in the chart below.

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred	Utilized
Fixed Income Fund	$—	$—	$—	$—
Informed Investor Growth Fund	—	—	—	—
Quality Growth Fund	—	—	—	—
Select Value Fund	—	—	—	—
Value Fund	—	—	—	—
Texas Fund	—	—	—	—

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of August 31, 2014, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund	2015	2016	2017	2018	Non-Expiring Long-Term	Total	Utilized
Fixed Income Fund	$136,920	$61,228	$220,424	$22,521	$—	$441,093	$11,146
Informed Investor Growth Fund	—	—	—	—	—	—	—
Quality Growth Fund	—	—	81,404	—	—	81,404	3,885,000
Select Value Fund	—	—	—	—	—	—	182,085
Value Fund	—	—	—	—	—	—	1,250
Texas Fund	—	—	—	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses. There were no post-enactment capital losses incurred by the Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund or Texas Fund during the year ended August 31, 2014.

The following information is based upon the federal income tax cost of the investment securities as of February 28, 2015:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$47,294,006	$953,217	$(135,006)	$818,211
Informed Investor Growth Fund	9,635,894	1,513,089	(51,197)	1,461,892
Quality Growth Fund	18,577,631	8,013,755	(265,409)	7,748,346
Select Value Fund	12,357,828	3,111,326	(815,041)	2,296,285
Value Fund	16,894,652	4,292,055	(964,085)	3,327,970
Texas Fund	13,351,109	1,011,611	(1,553,635)	(542,024)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Texas Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years of 2011, 2012, 2013, 2014 and for the six month period ended February

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

28, 2015 and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended February 28, 2015, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2011.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2015, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund. The Trust does not know whether Maril & Co., Mitra & Co., Stifel Nicolaus & Co., National Financial Services, LLC or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the noted Funds.

Fund	Shareholder	Percent Owned as of February 28, 2015
Fixed Income Fund	Mitra & Co.	90%
Informed Investor Growth Fund	Maril & Co.	94%
Quality Growth Fund	Maril & Co.	94%
Select Value Fund	Stifel Nicolaus & Co.	86%
Value Fund	Maril & Co.	99%
Texas Fund	National Financial Services, LLC	98%

7. CAPITAL SHARE TRANSACTIONS

	Fixed Income Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	533,399	(29,956)	25,622	4,610,995
Value	$5,572,289	$(312,542)	$267,876

For the Fiscal Year ended:
August 31, 2014
Class I
Shares	272,366	(82,260)	47,966	4,081,930
Value	$2,813,350	$(851,208)	$497,070

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Informed Investor Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	27,397	(43,733)	12,124	1,101,631
Value	$282,000	$(536,136)	$122,812

For the Fiscal Year ended:
August 31, 2014
Class I
Shares	22,858	(56,793)	7,742	1,105,843
Value	$281,144	$(706,347)	$93,446

	Quality Growth Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	49,035	(17,813)	1,100	1,884,311
Value	$629,493	$(226,912)	$14,341

For the Fiscal Year ended:
August 31, 2014
Class I
Shares	38,681	(586,453)	162	1,851,989
Value	$463,874	$(6,841,937)	$1,928

	Select Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	38,404	(110,417)	9,404	811,588
Value	$675,042	$(1,948,496)	$153,111

For the Fiscal Year ended:
August 31, 2014
Class I
Shares	213,826	(293,896)	2,859	874,197
Value	$3,626,370	$(4,945,828)	$46,783

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Value Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	157,404	(6,816)	2,859	1,275,102
Value	$2,539,296	$(104,181)	$41,215

For the Fiscal Year ended:
August 31, 2014
Class I
Shares	73,575	(20,821)	167	1,121,655
Value	$1,357,355	$(369,477)	$2,876

	Texas Fund
	Sold	Redeemed	Reinvested	Ending Shares
For the Six Month Period ended:
February 28, 2015
Class I
Shares	176,630	(30,384)	36,150	1,282,122
Value	$1,789,488	$(301,852)	$339,807
Class C
Shares	1,031	—	40	2,260
Value	$10,000	$—	$371

For the Period(a) ended:
August 31, 2014
Class I
Shares	1,134,478	(34,752)	—	1,099,726
Value	$11,638,610	$(366,036)	$—
Class C
Shares	1,190	(1)	—	1,189
Value	$12,000	$(12)	$—

(a)	Represents the period from the initial public offering (September 17, 2013) through February 28, 2014.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

10. OPTIONS RISK

The Texas Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Texas Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Texas Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Texas Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Texas Fund. See note 2 for additional disclosures related to options transactions.

11. SUBSEQUENT EVENTS

On March 15, 2015, the Quality Growth Fund declared a dividend of $37,683, which was payable on March 15, 2015. On March 15, 2015, the Select Value Fund declared a dividend of $42,455, which was payable on March 15, 2015. On March 15, 2015, the Value Fund declared a dividend of $43,373, which was payable on March 15, 2015. On March 31, 2015, the Fixed Income Fund declared a dividend of $51,391, which was payable on March 31, 2015.

On March 12, 2015, Brian J. Green, an incredible person and valued Trustee, passed away unexpectedly. The Board of Trustees have taken the necessary steps to solicit and consider qualified candidates for replacement. Larry J. Anderson has been appointed Chairman and upon conducting all further required due diligence, it is anticipated that the Board will appoint an additional Trustee accordingly.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

12. LEGAL PROCEEDINGS

On December 7, 2010, an amended complaint was filed in the United States Bankruptcy Court for the District of Delaware (Adversary Proceeding No. 10-54010) by The Official Committee of Unsecured Creditors of Tribune Company (“Committee”) on behalf of Tribune Company (“Tribune”), a U.S. news and media organization. Among the thousands of defendants in the Amended Complaint is the Monteagle Funds with respect to holdings by the Monteagle Value Fund (the “Fund”). The Fund, along with numerous other mutual funds, institutional investors and others, owned shares of Tribune in 2007 when it went private in a leveraged buyout transaction (“LBO”). In the LBO, shareholders such as the Fund sold their shares back to Tribune for $34/share. The lawsuit alleges, among other things, that the payment for the shares by Tribune was a fraudulent transfer and seeks to have the cash paid to shareholders returned to the Tribune bankruptcy estate. The Amended Complaint seeks to create a class of Defendants - the former shareholders of Tribune - and seeks return of over $8 billion in proceeds from the LBO.

On April 5, 2012, the Committee’s lawsuit was transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the Southern District of New York for discovery and pretrial motions with numerous other related actions. (In re Tribune Company Fraudulent Conveyance Litigation, 1:12-mc-02296-WHP). It is unclear if the Fund is named as a Defendant, or is a member of any proposed class, in any of these other actions.

On July 23, 2012, the Delaware Bankruptcy Judge confirmed a plan of reorganization that, among other things, replaced the Committee as Plaintiff with a Litigation Trustee.

On September 7, 2012, Judge Pauley of the Southern District of New York entered a Master Case Order. Among other things, the Master Case Order creates liaison counsel and an Executive Committee for the defendants in the Litigation Trustee’s lawsuit, including those defendants, like the Fund, that were only shareholders of Tribune. The Executive Committee Members for mutual funds are Michael S. Doluisio, an attorney with Dechert LLP in Philadelphia, and Steven R. Schoenfeld, an attorney with Dorsey & Whitney LLP in New York. The Executive Committee is directed to take reasonable steps to streamline case management and to eliminate duplication of efforts and redundant filings. However, the Master Case Order does not certify a class of Defendants, and does not prevent any individual Defendant from retaining its own counsel or being heard by the Court. Discovery in the Litigation Trustee’s lawsuit is stayed pending resolution of certain motions to dismiss in the related litigation.

On September 23, 2013, the Court rejected the defendants’ arguments under section 546(e) of the Bankruptcy Code (the so-called public-securities-market exemption), but still dismissed the so-called Individual Creditors Actions (the individual creditor, constructive fraudulent-conveyance actions) on the ground that the Individual Creditors lack standing to seek avoidance of the same transactions that the Litigation Trustee is simultaneously suing to avoid.

MONTEAGLE FUNDS NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On May 23, 2014, the Executive Committee, on behalf of all Exhibit A shareholder defendants, including the Fund, filed a motion to dismiss Count One of the Litigation Trustee’s Fifth Amended Complaint on grounds, among other things, that complaint fails to allege facts from which a strong  inference can be drawn that the Tribune Board acted with the actual intent to hinder, delay or defraud creditors when it approved the LBO. The Litigation Trustee has responded and the motion is fully briefed and pending before Judge Pauley. The Individual Creditors have appealed the dismissal for lack of standing to the Second Circuit, and the Executive Committee has cross-appealed the failure to dismiss under 546(e). Oral argument on appeal was heard on November 6, 2014. A timetable for a decision from the Second Circuit is unknown.

It is not expected that the cases discussed above will have a material adverse impact on the Fund’s financial position, results of operation, or cash flows; however, these litigation matters are subject to inherent uncertainties and the views of these matters with respect to any impact to the Fund may change in the future.

MONTEAGLE FUNDS OTHER INFORMATION (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-Q Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2015, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund, Value Fund and Texas Fund intend to designate up to a maximum amount of $296,297, $2,217,503, $235,490, $1,669,372, 3,167,190 and $373,391, respectively, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2015 Form 1099-DIV.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (September 1, 2014) and held until the end of the period (February 28, 2015).

The tables that follow illustrate each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s Prospectus.

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Fixed Income Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	1.14%	$1,000.00	1.06%	$1,011.40	$5.29
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.06%	$1,019.50	$5.31

Informed Investor Growth Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	4.16%	$1,000.00	1.40%	$1,041.60	$7.09
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.40%	$1,017.90	$7.00

Quality Growth Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	8.81%	$1,000.00	1.33%	$1,088.10	$6.89
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.33%	$1,018.20	$6.66

MONTEAGLE FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Select Value Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	6.39%	$1,000.00	1.12%	$1,063.90	$5.73
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.12%	$1,019.20	$5.61

Value Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	-1.69%	$1,000.00	1.35%	$983.10	$6.64
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.35%	$1,018.10	$6.76

Texas Fund
		Beginning Account Value 9/01/14	Annualized Expense Ratio For the Period	Ending Account Value 2/28/15	Expenses Paid During the Period(1)
Actual Example Based on actual return of:
Class I	-6.82%	$1,000.00	1.64%	$931.80	$7.86
Class C	-7.26%	$1,000.00	2.64%	$927.40	$12.62
Hypethetical Example Based on assumed 5% return
Class I		$1,000.00	1.64%	$1,016.70	$8.20
Class C		$1,000.00	2.64%	$1,011.70	$13.17

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MONTEAGLE FUNDS COMPENSATION OF TRUSTEES AND OFFICERS (Unaudited)

Each Trustee receives an annual fee of $2,500 and a fee of $1,000 per Fund, and is also paid a $1,000 for each quarterly meeting attended and $500 for each special meeting attended. A portion of the fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. Trustees and officers are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser or Sub-adviser receive no compensation from the Funds for their services or reimbursement for their associated expenses. Officers of the Trust receive no compensation from the Funds for their services, except that the Funds pay 50% of the compensation of the Trust’s Chief Compliance Officer.

The following table sets forth the fees paid by the Funds to each Trustee of the Trust for the six month period ended February 28, 2015:

Name of Person	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Larry J. Anderson	$11,400	$0	$0	$11,400
Brian J. Green	$11,400	$0	$0	$11,400
Charles M. Kinard	$11,400	$0	$0	$11,400

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

On January 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving renewal of the Management Agreement between the Trust and Nashville Capital Corp. (the “Adviser”) with respect to each of the funds comprising the Trust (the “Funds”), and separately and individually, each of the Subadvisory Agreements by and among the Adviser, the Trust and the firm engaged to provide day-to-day portfolio management services for the Funds, being Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund, Garcia Hamilton & Associates, L.P. with respect to the Monteagle Quality Growth Fund, Howe & Rusling, Inc. with respect to the Monteagle Fixed Income Fund, Robinson Investment Group, Inc. with respect to the Monteagle Value Fund, T.H. Fitzgerald & Company with respect to the Monteagle Informed Investor Growth Fund and J. Team Financial, Inc. with respect to The Texas Fund (each, a “Sub-adviser”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to renewal, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared for the renewal meeting, such as: (i) reports regarding the services and support provided to the Funds and their shareholders by the Adviser and the Sub-advisers; (ii) performance assessments of the investment performance of the Funds by personnel of the Adviser and the Sub-advisers; (iii) performance commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Adviser’s and the Sub-advisers’ investment philosophy, investment strategy and operations; (v) compliance reports, audits and review reports concerning the Funds, the Adviser and the Sub-advisers; (vi) disclosure information contained in the registration statement of the Trust and the Form ADVs of the Adviser and the Sub-advisers; (vii) information on relevant developments in the mutual fund industry and how the Funds, the Adviser and/or the Sub-advisers are responding to them; (viii) financial information about the Adviser and the Sub-advisers; (ix) a description of the personnel at the Adviser and the Sub-advisers involved with the Funds, their background, professional skills and accomplishments; (x) information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information about the Adviser and each Sub-adviser; (xi) comparative expense and performance information for other mutual funds that are similar to the Funds; (xii) where available, information about performance and fees relative to other accounts managed by the Sub-advisers that might be considered

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

comparable to the Funds in terms of investment style; and (xiii) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser or the Sub-advisers from their relationship with the Funds. The Board also took into consideration the Adviser’s recommendation that each of the Subadvisory Agreements be renewed, as well as the Management Agreement.

The Board did not identify any particular factor or information that was most relevant to its consideration to approve the renewals and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser and Sub-advisers.

The Trustees considered various aspects of the nature, extent and quality of the services provided by the Adviser and the Sub-advisers to the Funds. They noted that the responsibilities of the Adviser and Sub-advisers under each Agreement had not changed since the last renewal and were not proposed to change. They also considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), noting that they are not proposed to change; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Funds, noting the commitment to hire and retain qualified personnel to work on behalf of the Funds and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that none of the Adviser or Sub-advisers reported any material compliance matter over the last year; the manner in which the Sub-advisers seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting each Sub-adviser’s policies and procedures on trading and brokerage, as well as average brokerage commissions paid; the investment strategies and sources of information upon which the Sub-advisers rely in making investment decisions for the Funds; where applicable, the fees charged to and the performance of other accounts managed by the Sub-advisers similar to the Funds; the oversight of the Funds’ portfolios by the Sub-advisers and the Adviser and the oversight of the Sub-advisers by the Adviser; the Sub-advisers’ succession plans and business continuity plans; and the coordination of services for the Funds among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser and Sub-advisers (including their Form ADVs), the Board concluded, in light of all the facts and circumstances, that the nature, extent and quality of the services provided by the Adviser and each of the Sub-advisers were satisfactory and adequate for their respective Funds.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

Investment Performance of the Funds, the Adviser and the Sub-Advisers.

In considering this factor, the Trustees took into consideration that the Adviser has delegated day-to-day portfolio management to the Sub-adviser for each respective Fund and that the Adviser’s role in regard to investment performance was largely one of oversight. The Trustees also noted the information about the Adviser personnel fulfilling that role, as well as the information about the Sub-adviser portfolio managers managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees considered the short- and long-term performance of each Fund compared with the performance of its benchmark, groups of funds with similar objectives managed by other investment advisers, and aggregated data by category. In addition, the Trustees noted that, in cases where a Sub-adviser is managing other accounts with similar investment objectives to those of their Fund, the Fund’s performance was generally in line with that of the other accounts.

After considering and discussing the performance of the Funds, the Adviser’s and each Sub-adviser’s experience and performance in their roles with respect to the Funds, the historical and comparative performance data provided, and other relevant information, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds, the Adviser and the Sub-advisers was satisfactory.

The Costs of the Services Provided and Profits Realized by the Adviser and the Sub-advisers from their Relationships with the Funds.

In considering these factors, the Trustees noted the overall expenses of each Fund, including the nature and frequency of advisory and sub-advisory fee payments, the asset levels of each Fund and the gross and net expenses of the Funds as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of each of the Funds was within the range of expenses incurred by the other funds in its group. The Trustees also considered the financial condition and profitability information provided by the Adviser and the Sub-advisers and the level of commitment to the Funds by the principals of the Adviser and Sub-advisers to their roles for the Funds.

The Trustees also considered information provided on fees charged by the Sub-advisers to comparable accounts – such as institutional accounts – being managed in a similar style, noting that, typically, fees charged to the Funds were among the lowest, if not lower than, the fees charged to other accounts by the Sub-advisers. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Adviser and the Sub-advisers from their relationships with the Funds were satisfactory.

Other Benefits Derived by the Adviser or Sub-advisers from their Relationships with the Funds and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser or Sub-advisers derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Sub-adviser to the Monteagle Informed Investor Growth Fund uses “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) the Sub-adviser reports it selects broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Sub-adviser reports only using “soft dollars” within the Section 28(e) safe harbor, which requires the Sub-adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Sub-adviser uses the research received to implement its investment strategy generally, which benefits the Fund as well as the Sub-adviser’s other accounts.

The Trustees also noted that the Sub-advisers to the Monteagle Informed Investor Growth Fund and the Monteagle Quality Growth Fund each report that the portfolio managers managing those Funds also manage performance-based fee accounts for other clients of the Sub-adviser. When considering these arrangements and the conflict of interest they present, the Trustees also noted that both those Sub-advisers indicated they have procedures in place to manage potential conflicts of interest that arise, that the arrangements are subject to monitoring by the Trust and the Adviser, and that the arrangements are disclosed in the Trust’s Statement of Additional Information.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser or Sub-advisers from their relationships with the Funds were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the subadvisory fee schedules also have breakpoints at various asset levels.

MONTEAGLE FUNDS BOARD APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Funds’ shareholders if the Funds grow.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, approved renewal of the Management Agreement and each of the Subadvisory Agreements for an additional one-year period, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

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THE MONTEAGLE FUNDS

Investment Adviser
Nashville Capital Corporation
2506 Winford Ave.
Nashville, TN 37211

Distributor
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

Transfer Agent, Administrator
& Shareholder Servicing Agent
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(888) 263-5593
www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's PEO and PFO, or persons performing similar functions, have concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, that such disclosure controls and procedures are reasonably designed to ensure: (1) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable

(a)(2)	Certifications required by Item 12 (a)(2) of Form N-CSR are filed herewith as Exhibit 12 (a )(2)

(a)(3)	Not applicable

(b)	Certifications required by Item 12 (b) of Form N-CSR are filed herewith as Exhibit 12 (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Paul B. Ordonio	/s/ Paul B. Ordonio
President,
Date: May 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 5, 2015